PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of prepaid expenses and other receivables

	As of ,
(In thousands)	As of June 30, 2024	As of March 31, 2024

Prepaid clinical research costs	$1,322	$1,924
Prepaid insurance	412	575
Tax deposits	63	64
Other prepaid expenses	42	65
Other receivables	23	39
Total prepaid expenses and other receivables	$1,862	$2,667